ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST - Summary of assets and liability transferred (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Property and equipment	$ 2,611
Long-term prepayments and other non-current assets	9,828
Unfavorable contract	(3,176)
Total purchase consideration	$ 9,263